Discontinued Operations and Disposal Groups	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure	DISCONTINUED OPERATIONSOn April 2, 2020, Carrier and Otis entered into a Separation and Distribution Agreement with UTC (since renamed Raytheon Technologies Corporation), pursuant to which, among other things, UTC agreed to separate into three independent, publicly traded companies – UTC, Otis and Carrier and distribute all of the outstanding common stock of Carrier and Otis to
UTC shareowners who held shares of UTC common stock as of the close of business on March 19, 2020. The Separation Transactions were completed on April 3, 2020.
Carrier and Otis are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all periods presented. Income (loss) from discontinued operations is as follows:

	Year Ended December 31
(dollars, in millions)	2019	2018	2017
Otis	$1,033	$1,213	$1,123
Carrier	1,698	2,840	2,116
Separation related transactions (1)	(704)	—	—
Income (loss) from discontinued operations	$2,027	$4,053	$3,239
(1)    Reflects unallocable transaction costs incurred by the Company primarily related to professional services costs pertaining to the Separation Transactions and the establishment of Otis and Carrier as stand-alone public companies, facility relocation costs, costs to separate information systems, costs of retention bonuses and tax charges related to separation activities.
The following summarized financial information related to discontinued operations has been reclassified from Income from continuing operations and included in Income (loss) from discontinued operations:

	Year Ended December 31
(dollars, in millions)	2019	2018	2017
Otis
Product sales	$5,669	$5,636	$5,498
Service sales	7,444	7,268	6,843
Cost of products sold	4,656	4,624	4,392
Cost of services sold	4,635	4,568	4,220
Research and development	163	185	187
Selling, general and administrative expense	1,906	1,636	1,583
Other (expense) income, net	(40)	26	37
Non-operating expense, net	4	(18)	(4)
Income from discontinued operations, before income taxes	1,709	1,935	2,000
Income tax expense	525	561	704
Income from discontinued operations	1,184	1,374	1,296
Less: Noncontrolling interest in subsidiaries earnings from discontinued operations	151	161	173
Income from discontinued operations attributable to common shareowners	$1,033	$1,213	$1,123
Carrier
Product sales	$15,337	$15,657	$14,744
Service sales	3,247	3,239	3,039
Cost of products sold	10,878	11,047	10,447
Cost of services sold	2,298	2,281	2,154
Research and development	400	399	364
Selling, general and administrative expense	2,888	2,566	2,459
Other income (expense), net	246	1,156	794
Non-operating (income) expense, net	(43)	(82)	(88)
Income from discontinued operations, before income taxes	2,409	3,841	3,241
Income tax expense	672	967	1,085
Income from discontinued operations	1,737	2,874	2,156
Less: Noncontrolling interest in subsidiaries earnings from discontinued operations	39	34	40
Income from discontinued operations attributable to common shareowners	$1,698	$2,840	$2,116
Separation related transactions (1)
Selling, general and administrative expense	16	$—	$—
Other (expense) income, net	$(11)
Loss from discontinued operations, before income taxes	(27)	—	—
Income tax (benefit) expense	677	—	—
Income (loss) from discontinued operations, net of tax	(704)	—	—
Total Income (loss) from discontinued operations attributable to common shareowners	$2,027	$4,053	$3,239
(1)    Reflects unallocable transaction costs incurred by the Company primarily related to professional services costs pertaining to the Separation Transactions and the establishment of Otis and Carrier as stand-alone public companies, facility relocation costs, costs to separate information systems, costs of retention bonuses and tax charges related to separation activities.
Selected financial information related to cash flows from discontinued operations is as follows:

	Year Ended December 31
(dollars, in millions)	2019	2018	2017
Net cash provided by operating activities	$3,062	$3,652	$3,349
Net cash (used in) provided by investing activities	(416)	286	108
Net cash used in financing activities	(2,651)	(4,244)	(3,431)
Net cash provided by operating activities includes the net operating cash flows of Otis and Carrier prior to the Separation Transactions, as well as costs incurred by the Company primarily related to professional services costs pertaining to the Separation Transactions and the establishment of Otis and Carrier as stand-alone public companies, facility relocation costs, costs to separate information systems, costs of retention bonuses and tax charges related to separation activities. Net cash used in financing activities primarily consists of net cash transfers from Otis and Carrier to RTC.
The major components of assets and liabilities related to discontinued operations at December 31, 2019 are provided below:

(dollars, in millions)	Otis	Carrier	Total
Assets
Cash and cash equivalents	$1,446	$995	$2,441
Accounts receivable, net	2,899	2,728	5,627
Contract assets, current	530	679	1,209
Inventories and contracts in progress, net	571	1,332	1,903
Other assets, current	213	221	434
Future income tax benefits	355	370	725
Fixed assets, net	747	1,686	2,433
Operating lease right-of-use assets	529	818	1,347
Goodwill	1,647	9,807	11,454
Intangible assets, net	490	1,083	1,573
Other assets	220	2,457	2,677
Total assets related to discontinued operations	$9,647	$22,176	$31,823
Liabilities and Redeemable Noncontrolling Interest
Short-term borrowings	$33	$38	$71
Accounts payable	1,321	1,682	3,003
Accrued liabilities	1,651	2,889	4,540
Contract liabilities, current	2,288	611	2,899
Long-term debt, currently due	1	237	238
Long-term debt	5	82	87
Future pension and postretirement benefit obligations	560	455	1,015
Operating lease liabilities	383	668	1,051
Other long-term liabilities (1)	514	1,025	1,539
Total liabilities related to discontinued operations	$6,756	$7,687	$14,443
(1)    Amounts include a deferred tax jurisdictional netting adjustment of $145 million.
The major components of assets and liabilities related to discontinued operations at December 31, 2018 are provided below:

(dollars, in millions)	Otis	Carrier	Total
Assets
Cash and cash equivalents	$1,329	$1,130	$2,459
Accounts receivable, net	2,764	2,883	5,647
Contract assets, current	661	450	1,111
Inventories and contracts in progress, net	640	1,363	2,003
Other assets, current	264	295	559
Future income tax benefits	304	343	647
Fixed assets, net	709	1,681	2,390
Goodwill	1,688	9,835	11,523
Intangible assets, net	569	1,214	1,783
Other assets	169	2,449	2,618
Total assets related to discontinued operations	$9,097	$21,643	$30,740
Liabilities and Redeemable Noncontrolling Interest
Short-term borrowings	$27	$14	$41
Accounts payable	1,334	1,910	3,244
Accrued liabilities	1,462	2,076	3,538
Contract liabilities, current	2,359	612	2,971
Long-term debt, currently due	1	153	154
Long-term debt	4	146	150
Future pension and postretirement benefit obligations	542	426	968
Other long-term liabilities	469	1,093	1,562
Total liabilities related to discontinued operations	$6,198	$6,430	$12,628